Financial assets and liabilities - Summary of Prepayments (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Jun. 30, 2022
Disclosure Of Financial Assets And Liabilities [Abstract]
Clinical trial research and development expenditure	$ 1,260	$ 1,313
Prepaid insurance and subscriptions	3,702	2,420
Other	437	1,254
Prepayments	$ 5,399	$ 4,987